PROPERTY, PLANT AND EQUIPMENT - Summary (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment
Beginning balance	R$ 50,656,634	R$ 38,169,703
Additions	6,408,564	11,623,984
Additions of merged and acquired companies	589,165	3,829,344
Write-offs	(143,696)	(142,205)
Depreciation	(1,455,462)	(2,802,056)
Transfers	(26,897)	(22,136)
Ending balance	56,028,308	50,656,634
Noncash effect of work in progress related to Cerrado Project	649,116
Lands
Property, Plant and Equipment
Beginning balance	14,486,408	9,791,102
Additions	11,504	5,089
Additions of merged and acquired companies	4,572	3,829,344
Write-offs	(23,121)	(69,773)
Transfers	255,036	930,646
Ending balance	R$ 14,734,399	14,486,408
Buildings
Property, Plant and Equipment
Average rate %	3.52%
Property, Plant and Equipment
Beginning balance	R$ 5,764,977	5,838,721
Additions		516
Additions of merged and acquired companies	110,965
Write-offs	(30,925)	(10,613)
Depreciation	(152,674)	(310,429)
Transfers	158,860	246,782
Ending balance	R$ 5,851,203	5,764,977
Machinery and equipment and facilities
Property, Plant and Equipment
Average rate %	6.24%
Property, Plant and Equipment
Beginning balance	R$ 19,618,653	20,604,796
Additions	233,146	381,741
Additions of merged and acquired companies	451,969
Write-offs	(31,743)	(58,435)
Depreciation	(1,236,907)	(2,367,163)
Transfers	1,051,866	1,057,714
Ending balance	20,086,984	19,618,653
Work in progress
Property, Plant and Equipment
Beginning balance	10,373,151	1,603,915
Additions	6,159,347	11,220,806
Additions of merged and acquired companies	8,306
Transfers	(1,609,709)	(2,451,570)
Ending balance	R$ 14,931,095	10,373,151
Other
Property, Plant and Equipment
Average rate %	17.41%
Property, Plant and Equipment
Beginning balance	R$ 413,445	331,169
Additions	4,567	15,832
Additions of merged and acquired companies	13,353
Write-offs	(57,907)	(3,384)
Depreciation	(65,881)	(124,464)
Transfers	117,050	194,292
Ending balance	424,627	413,445
Cost
Property, Plant and Equipment
Beginning balance	80,946,127	65,865,068
Ending balance	87,656,506	80,946,127
Cost | Lands
Property, Plant and Equipment
Beginning balance	14,486,408	9,791,102
Ending balance	14,734,399	14,486,408
Cost | Buildings
Property, Plant and Equipment
Beginning balance	9,644,875	9,415,818
Ending balance	9,852,001	9,644,875
Cost | Machinery and equipment and facilities
Property, Plant and Equipment
Beginning balance	45,160,365	43,949,632
Ending balance	46,791,386	45,160,365
Cost | Work in progress
Property, Plant and Equipment
Beginning balance	10,373,151	1,603,915
Ending balance	14,931,095	10,373,151
Cost | Other
Property, Plant and Equipment
Beginning balance	1,281,328	1,104,601
Ending balance	1,347,625	1,281,328
Depreciation
Property, Plant and Equipment
Beginning balance	(30,289,493)	(27,695,365)
Ending balance	(31,628,198)	(30,289,493)
Depreciation | Buildings
Property, Plant and Equipment
Beginning balance	(3,879,898)	(3,577,097)
Ending balance	(4,000,798)	(3,879,898)
Depreciation | Machinery and equipment and facilities
Property, Plant and Equipment
Beginning balance	(25,541,712)	(23,344,836)
Ending balance	(26,704,402)	(25,541,712)
Depreciation | Other
Property, Plant and Equipment
Beginning balance	(867,883)	(773,432)
Ending balance	R$ (922,998)	R$ (867,883)